PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present you with the Annual Report for your investment in the Arrow Equity and Income Funds. This report covers the one-year period ended September 30, 1995.

This report contains complete financial information--including a commentary by the portfolio manager and a list of holdings--for Arrow Equity Portfolio, Arrow Fixed Income Portfolio, and Arrow Municipal Income Portfolio.

Please note the following highlights for each Arrow fund over the period:

     - ARROW EQUITY PORTFOLIO rewarded shareholders with extremely strong performance due to a favorable stock market environment. Its high-quality stock holdings delivered a total return of 42.90% based on net asset value, and 37.95% reflecting the fund's sales charge. The fund paid dividends of $0.09 per share. Its net asset value increased from $9.74 on the first day of the period to $13.80 on the last day of the period. At the end of the report period, net assets stood at more than $43.7 million.*

     - ARROW FIXED INCOME PORTFOLIO paid dividends of $0.59 per share, while its net asset value increased from $9.31 on the first day of the period to $10.06 on the last day of the period. The fund produced a strong total return of 14.89% based on net asset value, and 10.84% reflecting the fund's sales charge. At the end of the report period, net assets stood at more than $30.7 million.*

     - ARROW MUNICIPAL INCOME PORTFOLIO paid tax-free dividends of $0.46 per share.** Its net asset value increased from $9.87 on the first day of the period to $10.22 on the last day of the period. The fund produced a tax-free total return of 8.46% based on net asset value, and 4.65% reflecting the fund's sales charge. At the end of the report period, net assets stood at more than $17.7 million.*

Thank you for your confidence in the Arrow Funds. We will continue to keep you up to date on the progress of your investment.

Sincerely,

LOGO
Edward C. Gonzales
President
November 15, 1995

 * Past performance may not be indicative of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost.

** Income may be subject to the federal alternative minimum tax and state and local taxes.


ARROW EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

     The stock market by almost any measure has been a very pleasant surprise to most investors during the last twelve months. In our view, equities have been driven primarily by strong corporate earnings and lower interest rates.

     The Federal Reserve Board raised interest rates one last time in February of this year, but by summer had done an about face, lowering them as inflation appeared to be no immediate problem. This, coupled with generally strong first and second quarter 1995 earnings reports, gave momentum to stock prices. Third quarter 1995 earnings appear to be somewhat slower on average, but good nonetheless.

     There were several sectors that stood out as far as performance was concerned. Those included technology, finance, and healthcare. The fund benefited handsomely by being more heavily weighted in those areas.

     Notwithstanding the possibility that the Federal Reserve Board could lower interest rates before year end, the evidence suggests that the economy is slowing, which may be reflected in corporate earnings overall in the next three to six months. Matching recent results in the Equity markets may prove difficult over that time horizon, however, we remain basically optimistic longer term and believe individual stock selection is the key to success.


ARROW EQUITY PORTFOLIO
--------------------------------------------------------------------------------

              GROWTH OF $10,000 INVESTED IN ARROW EQUITY PORTFOLIO

     The graph below illustrates the hypothetical investment of $10,000 in the Arrow Equity Portfolio (the "Fund") from January 3, 1993 (start of performance) to September 30, 1995 compared to the Standard & Poor's Daily Stock Price Index of 500 Common Stocks ("S&P 500")+.

      Measurement Period         Arrow Equity
    (Fiscal Year Covered)         Portfolio*        S&P 500
1/3/93                                    9650           10000
9/30/93                                   9708           10756
9/30/94                                   9530           11153
9/30/95                                  13618           14470


                     AVERAGE ANNUAL TOTAL RETURN*** FOR THE
                        PERIOD ENDED SEPTEMBER 30, 1995

        1 year................................................................   37.95%
        Start of Performance (1/3/93).........................................   11.94%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  * Reflects operations of the Fund from the start of business 1/3/93 through 9/30/95, on a cumulative basis.

 ** Represents a hypothetical investment of $10,000 in the Fund, after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 is adjusted to reflect reinvestment of dividends on securities in the index.

*** Total return quoted reflects all applicable sales charges.

  + The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.



ARROW FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

     The Arrow Fixed Income Portfolio had total net assets of $30.7 million as of September 30, 1995. The fund had an average maturity of 10.6 years, with 57% of the fund's assets invested in U.S. Treasury and government agency securities, and 37% invested in investment grade corporate bonds.

     Interest rates decreased during the reporting period due to favorable inflation numbers and an economy which grew at a moderate pace. This resulted in excellent returns for fixed income investors. Five, ten and thirty year U.S. Treasury securities declined approximately one percentage point in yield over the past six months. On July 6, 1995, the Federal Reserve Board lowered short-term interest rates by one quarter of a percent.

     For the balance of the year we believe long-term and intermediate-term interest rates will remain stable with a downward bias. Favorable news from Congress on the deficit reduction front would be a positive for the bond market, giving the Federal Reserve Board more impetus to lower short-term rates.


ARROW FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN ARROW FIXED INCOME PORTFOLIO

     The graph below illustrates the hypothetical investment of $10,000 in the Arrow Fixed Income Portfolio (the "Fund") from January 3, 1993 (start of performance) to September 30, 1995 compared to the Lehman Brothers Government/Corporate Total Index ("LBGCTI")+.

                                  Arrow Fixed
      Measurement Period         Income Port-
    (Fiscal Year Covered)           folio*             LBGCTI
1/3/93                                    9650           10000
9/30/93                                  10817           11138
9/30/94                                   9967           10677
9/30/95                                  11451           12209


                     AVERAGE ANNUAL TOTAL RETURN*** FOR THE
                        PERIOD ENDED SEPTEMBER 30, 1995

1 year................................................................  10.84%
Start of Performance (1/3/93).........................................   5.08%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  * Reflects operations of the Fund from the start of business 1/3/93 through 9/30/95, on a cumulative basis.

 ** Represents a hypothetical investment of $10,000 in the Fund, after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund' s performance assumes the reinvestment of all dividends and distributions. The LBGCTI is adjusted to reflect reinvestment of dividends on securities in the index.

*** Total return quoted reflects all applicable sales charges.

  + The LBGCTI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.


ARROW MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

     During the first nine months of the fiscal year ended September 30, 1995, the municipal market underperformed the Treasury market, primarily due to investors' fears of major tax reform. These fears caused investors to turn away from longer securities and move into shorter paper (likely to mature before new tax reform is passed). During the last three months, however, the municipal market outperformed the Treasury market. In early July, it reached its cheapest levels year to date relative to Treasuries. These cheap levels created a rally that carried through the end of the fiscal year. New issuance was down approximately 30% during the final fiscal quarter. This lack of supply put upward pressure on prices while yields declined. The fund remained somewhat defensive during the year, although duration increased slightly during the last fiscal quarter.


ARROW MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN ARROW MUNICIPAL INCOME PORTFOLIO

     The graph below illustrates the hypothetical investment of $10,000 in the Arrow Municipal Income Portfolio (the "Fund") from January 31, 1993 (start of performance) to September 30, 1995 compared to the Lehman Brothers State General Obligation Bond Index ("LBSGOBI")+.

                                   Arrow Mu-
                                  nicipal In-
      Measurement Period             come
    (Fiscal Year Covered)         Portfolio*           LBSGOBI
1/31/93                                   9650           10000
9/30/93                                  10560           10875
9/30/94                                  10305           10633
9/30/95                                  11177           12584


                     AVERAGE ANNUAL TOTAL RETURN*** FOR THE
                        PERIOD ENDED SEPTEMBER 30, 1995

        1 year................................................................    4.65%
        Start of Performance (1/31/93)........................................    4.27%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  * Reflects operations of the Fund from the start of business 1/31/93 through 9/30/95, on a cumulative basis.

 ** Represents a hypothetical investment of $10,000 in the Fund, after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSGOBI is adjusted to reflect reinvestment of dividends on securities in the index.

*** Total return quoted reflects all applicable sales charges.

  + The LBSGOBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.



ARROW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

 SHARES                                                                                     VALUE
---------         --------------------------------------------------------------------   -----------
COMMON STOCKS--93.1%
--------------------------------------------------------------------------------------
                  BASIC INDUSTRY--0.6%
                  --------------------------------------------------------------------
   6,000          Nucor Corp.                                                            $   268,500
                  --------------------------------------------------------------------   -----------
                  BEVERAGES--0.2%
                  --------------------------------------------------------------------
   2,000          Pepsico, Inc.                                                              102,000
                  --------------------------------------------------------------------   -----------
                  CHEMICALS--3.0%
                  --------------------------------------------------------------------
   4,000          Cabot Corp.                                                                212,500
                  --------------------------------------------------------------------
   5,000          Dow Chemical Co.                                                           372,500
                  --------------------------------------------------------------------
   5,000          Goodrich (B.F.) Co.                                                        329,375
                  --------------------------------------------------------------------
  10,000          Union Carbide Corp.                                                        397,500
                  --------------------------------------------------------------------   -----------
                  Total                                                                    1,311,875
                  --------------------------------------------------------------------   -----------
                  CONSUMER DURABLES--2.5%
                  --------------------------------------------------------------------
  37,500          Mattel, Inc.                                                             1,101,562
                  --------------------------------------------------------------------   -----------
                  CONSUMER NON-DURABLES--11.2%
                  --------------------------------------------------------------------
  25,000          IBP, Inc.                                                                1,334,375
                  --------------------------------------------------------------------
  22,000          Philip Morris Companies, Inc.                                            1,837,000
                  --------------------------------------------------------------------
  13,000          Premark International, Inc.                                                661,375
                  --------------------------------------------------------------------
   4,000          Scott Paper Co.                                                            194,000
                  --------------------------------------------------------------------
  30,000          UST, Inc.                                                                  858,750
                  --------------------------------------------------------------------   -----------
                  Total                                                                    4,885,500
                  --------------------------------------------------------------------   -----------
                  ELECTRONIC TECHNOLOGY--19.0%
                  --------------------------------------------------------------------
  20,000          Avnet, Inc.                                                              1,032,500
                  --------------------------------------------------------------------
   5,000          CTS Corp.                                                                  155,000
                  --------------------------------------------------------------------
   6,000          Hewlett Packard Co.                                                        500,250
                  --------------------------------------------------------------------
  44,000          Micron Technology                                                        3,498,000
                  --------------------------------------------------------------------
  14,000          Motorola, Inc.                                                           1,069,250
                  --------------------------------------------------------------------
  20,000          Tektronix, Inc.                                                          1,180,000
                  --------------------------------------------------------------------
   4,000          Texas Instruments, Inc.                                                    319,500
                  --------------------------------------------------------------------



ARROW EQUITY PORTFOLIO
--------------------------------------------------------------------------------

 SHARES                                                                                     VALUE
                                                                                         -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                  ELECTRONIC TECHNOLOGY--CONTINUED
                  --------------------------------------------------------------------
  10,000          Varian Associates, Inc.                                                $   530,000
                  --------------------------------------------------------------------   -----------
                  Total                                                                    8,284,500
                  --------------------------------------------------------------------   -----------
                  ENTERTAINMENT--3.2%
                  --------------------------------------------------------------------
  12,000          Capital Cities/ABC, Inc.                                                 1,411,500
                  --------------------------------------------------------------------   -----------
                  FINANCE--16.8%
                  --------------------------------------------------------------------
  10,000          Federal Home Loan Mortgage Corp.                                           691,250
                  --------------------------------------------------------------------
   5,000          Federal National Mortgage Assoc.                                           517,500
                  --------------------------------------------------------------------
  15,000          First Interstate Bancorp                                                 1,511,250
                  --------------------------------------------------------------------
  40,000          Green Tree Financial Corp.                                               2,440,000
                  --------------------------------------------------------------------
   5,000          Household International, Inc.                                              310,000
                  --------------------------------------------------------------------
  25,000          MBNA Corp.                                                               1,040,625
                  --------------------------------------------------------------------
   5,000          NationsBank Corp.                                                          336,250
                  --------------------------------------------------------------------
  15,000          Norwest Corp.                                                              491,250
                  --------------------------------------------------------------------   -----------
                  Total                                                                    7,338,125
                  --------------------------------------------------------------------   -----------
                  FOREST PRODUCTS & PAPER--0.3%
                  --------------------------------------------------------------------
   3,000          Boise Cascade Corp.                                                        121,125
                  --------------------------------------------------------------------   -----------
                  HEALTH TECHNOLOGY--10.0%
                  --------------------------------------------------------------------
  25,000          Abbott Laboratories                                                      1,065,625
                  --------------------------------------------------------------------
  30,000          Medtronic, Inc.                                                          1,612,500
                  --------------------------------------------------------------------
   7,500          Mylan Labs, Inc.                                                           150,000
                  --------------------------------------------------------------------
  30,000          Schering Plough Corp.                                                    1,545,000
                  --------------------------------------------------------------------   -----------
                  Total                                                                    4,373,125
                  --------------------------------------------------------------------   -----------
                  INSURANCE--3.5%
                  --------------------------------------------------------------------
  10,000          AFLAC, Inc.                                                                415,000
                  --------------------------------------------------------------------
   6,000          Orion Capital Corp.                                                        266,250
                  --------------------------------------------------------------------
  17,000          United Healthcare Corp.                                                    830,875
                  --------------------------------------------------------------------   -----------
                  Total                                                                    1,512,125
                  --------------------------------------------------------------------   -----------



ARROW EQUITY PORTFOLIO
--------------------------------------------------------------------------------

 SHARES                                                                                     VALUE
                                                                                         -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                  MACHINERY & EQUIPMENT--5.4%
                  --------------------------------------------------------------------
  17,000          Caterpillar, Inc.                                                      $   966,875
                  --------------------------------------------------------------------
  14,000          Chrysler Corp.                                                             742,000
                  --------------------------------------------------------------------
   5,000          Deere & Co.                                                                406,875
                  --------------------------------------------------------------------
   6,000          Dover Corp.                                                                229,500
                  --------------------------------------------------------------------   -----------
                  Total                                                                    2,345,250
                  --------------------------------------------------------------------   -----------
                  MANUFACTURING--0.8%
                  --------------------------------------------------------------------
   8,000          Allied Signal, Inc.                                                        353,000
                  --------------------------------------------------------------------   -----------
                  METALS--0.5%
                  --------------------------------------------------------------------
   5,000          Timken Co.                                                                 213,125
                  --------------------------------------------------------------------   -----------
                  OIL--0.2%
                  --------------------------------------------------------------------
   2,000          Halliburton Co.                                                             83,500
                  --------------------------------------------------------------------   -----------
                  PHARMACEUTICALS--0.3%
                  --------------------------------------------------------------------
   2,000          Merck & Co., Inc.                                                          112,000
                  --------------------------------------------------------------------   -----------
                  RETAIL TRADE--2.5%
                  --------------------------------------------------------------------
   5,000          Home Depot, Inc.                                                           199,375
                  --------------------------------------------------------------------
  10,000        * Kroger Co.                                                                 341,250
                  --------------------------------------------------------------------
   6,000          May Department Stores, Inc.                                                262,500
                  --------------------------------------------------------------------
  12,000          Wal Mart Stores, Inc.                                                      298,500
                  --------------------------------------------------------------------   -----------
                  Total                                                                    1,101,625
                  --------------------------------------------------------------------   -----------
                  TECHNOLOGY SERVICES--7.6%
                  --------------------------------------------------------------------
   4,500          Computer Associates International, Inc.                                    190,125
                  --------------------------------------------------------------------
  18,000          Fluor Corp.                                                              1,008,000
                  --------------------------------------------------------------------
   3,000          General Motors Corp. Class E                                               136,500
                  --------------------------------------------------------------------
   6,000          International Business Machines Corp.                                      566,250
                  --------------------------------------------------------------------
   5,000          Loral Corp.                                                                285,000
                  --------------------------------------------------------------------
   2,000          Northrop Grumman Corp.                                                     121,750
                  --------------------------------------------------------------------
  30,000          Reynolds & Reynolds Co.                                                  1,031,250
                  --------------------------------------------------------------------   -----------
                  Total                                                                    3,338,875
                  --------------------------------------------------------------------   -----------



ARROW EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT OR
  SHARES                                                                                    VALUE
----------         -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   TRANSPORTATION--1.8%
                   -------------------------------------------------------------------
    20,000         Illinois Central Corp.                                                $   782,500
                   -------------------------------------------------------------------   -----------
                   UTILITIES--1.9%
                   -------------------------------------------------------------------
    10,000         American Telephone & Telegraph Co.                                        657,500
                   -------------------------------------------------------------------
     5,000         Century Telephone Enterprises, Inc.                                       151,875
                   -------------------------------------------------------------------   -----------
                   Total                                                                     809,375
                   -------------------------------------------------------------------   -----------
                   OTHER--1.9%
                   -------------------------------------------------------------------
     5,000         American International Group, Inc.                                        425,000
                   -------------------------------------------------------------------
    20,000         Brunswick Corp.                                                           405,000
                   -------------------------------------------------------------------   -----------
                   Total                                                                     830,000
                   -------------------------------------------------------------------   -----------
                   TOTAL COMMON STOCKS (IDENTIFIED COST, $28,419,929)                     40,679,187
                   -------------------------------------------------------------------   -----------
U.S. TREASURY SECURITIES--3.0%
--------------------------------------------------------------------------------------
$1,300,000         United States Treasury Bill, 10/05/95                                   1,299,278
                   -------------------------------------------------------------------   -----------
                   TOTAL SHORT-TERM U.S. TREASURY SECURITIES (AT AMORTIZED COST)           1,299,278
                   -------------------------------------------------------------------   -----------
MUTUAL FUND SHARES--3.2%
--------------------------------------------------------------------------------------
 1,316,932         Goldman Sachs ILA Treasury Money Market Fund                            1,316,932
                   -------------------------------------------------------------------
    72,908         SEI Liquid Cash Trust                                                      72,908
                   -------------------------------------------------------------------   -----------
                   TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                           1,389,840
                   -------------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST, $31,109,047)                      $43,368,305+
                   -------------------------------------------------------------------   -----------


+ The cost of investments for federal tax purposes amounts to $31,159,865. The net unrealized appreciation of investments on a federal tax basis amounts to $12,208,440, which is comprised of $12,499,233 appreciation and $290,793 depreciation at September 30, 1995.

* Non-income producing security.

Note: The categories of investments are shown as a percentage of net assets
      ($43,707,668) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


ARROW EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $31,109,047
and tax cost $31,159,865)                                                           $43,368,305
--------------------------------------------------------------------------------
Cash                                                                                     18,100
--------------------------------------------------------------------------------
Income receivable                                                                        89,651
--------------------------------------------------------------------------------
Receivable for shares sold                                                              246,280
--------------------------------------------------------------------------------
Deferred expenses                                                                         5,755
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    43,728,091
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                              $    69
----------------------------------------------------------------------
Accrued expenses                                                          20,354
----------------------------------------------------------------------   -------
     Total liabilities                                                                   20,423
--------------------------------------------------------------------------------    -----------
Net Assets for 3,166,785 shares outstanding                                         $43,707,668
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $32,169,593
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           12,259,258
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (756,363)
--------------------------------------------------------------------------------
Undistributed net investment income                                                      35,180
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $43,707,668
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, and Redemption Proceeds Per Share:
($43,707,668 / 3,166,785 shares outstanding)                                             $13.80
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/96.50 of $13.80)*                                          $14.30
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


ARROW EQUITY PORTFOLIO

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Dividends                                                                             $   583,628
----------------------------------------------------------------------------------
Interest                                                                                  152,210
----------------------------------------------------------------------------------    -----------
     Total income                                                                         735,838
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                  $ 253,371
---------------------------------------------------------------------
Administrative personnel and services fee                                   52,746
---------------------------------------------------------------------
Custodian fees                                                              23,926
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    25,844
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    1,243
---------------------------------------------------------------------
Auditing fees                                                               12,960
---------------------------------------------------------------------
Legal fees                                                                   3,190
---------------------------------------------------------------------
Portfolio accounting fees                                                   43,393
---------------------------------------------------------------------
Share registration costs                                                    17,684
---------------------------------------------------------------------
Printing and postage                                                         5,481
---------------------------------------------------------------------
Insurance premiums                                                           3,687
---------------------------------------------------------------------
Distribution services fee                                                   84,456
---------------------------------------------------------------------
Miscellaneous                                                                3,788
---------------------------------------------------------------------    ---------
     Total expenses                                                        531,769
---------------------------------------------------------------------
Waivers and reimbursements--
---------------------------------------------------------------------
  Waiver of investment advisory fee                          $(15,785)
----------------------------------------------------------
  Waiver of distribution services fee                         (84,456)
----------------------------------------------------------   --------
     Total waivers and reimbursements                                     (100,241)
---------------------------------------------------------------------    ---------
     Net expenses                                                                         431,528
----------------------------------------------------------------------------------    -----------
          Net investment income                                                           304,310
----------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------
Net realized gain on investments                                                        1,393,153
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                    10,831,819
----------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                   12,224,972
----------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                              $12,529,282
----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


ARROW EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          YEAR ENDED            YEAR ENDED
                                                      SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
                                                      ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------
OPERATIONS--
---------------------------------------------------
Net investment income                                    $    304,310          $    230,882
---------------------------------------------------
Net realized gain (loss) on investments ($664,284
  net loss and $41,210 net loss, respectively, as
computed for federal tax purposes)                          1,393,153            (2,149,466)
---------------------------------------------------
Net change in unrealized appreciation
  (depreciation)
of investments                                             10,831,819             1,408,803
---------------------------------------------------   ----------------      ----------------
     Change in net assets resulting from operations        12,529,282              (509,781)
---------------------------------------------------   ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------
Distributions from net investment income                     (291,654)             (220,766)
---------------------------------------------------
Distributions from net realized gains                              --               (90,072)
---------------------------------------------------   ----------------      ----------------
     Change in net assets resulting from
     distributions
     to shareholders                                         (291,654)             (310,838)
---------------------------------------------------   ----------------      ----------------
SHARE TRANSACTIONS--
---------------------------------------------------
Proceeds from sale of shares                               12,062,494            10,335,871
---------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                              17,333                17,410
---------------------------------------------------
Cost of shares redeemed                                   (10,891,483)          (10,410,296)
---------------------------------------------------   ----------------      ----------------
     Change in net assets resulting from share
     transactions                                           1,188,344               (57,015)
---------------------------------------------------   ----------------      ----------------
          Change in net assets                             13,425,972              (877,634)
---------------------------------------------------
NET ASSETS:
---------------------------------------------------
Beginning of period                                        30,281,696            31,159,330
---------------------------------------------------   ----------------      ----------------
End of period (including undistributed net
  investment income of $35,180 and $22,524,
respectively)                                            $ 43,707,668          $ 30,281,696
---------------------------------------------------   ----------------      ----------------


(See Notes which are an integral part of the Financial Statements)


ARROW EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR ENDED SEPTEMBER 30,
                                                              -----------------------------
                                                               1995       1994      1993(A)
                                                              ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.74     $10.02     $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                         0.10       0.07       0.04
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        4.05      (0.25)      0.02
-----------------------------------------------------------   ------     ------     -------
  Total from investment operations                              4.15      (0.18)      0.06
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Distributions from net investment income                     (0.09)     (0.07)     (0.04)
-----------------------------------------------------------
  Distributions from net realized gain on investment
     transactions                                                 --      (0.03)        --
-----------------------------------------------------------   ------     ------     -------
TOTAL DISTRIBUTIONS                                            (0.09)     (0.10)     (0.04)
-----------------------------------------------------------   ------     ------     -------
NET ASSET VALUE, END OF PERIOD                                $13.80     $ 9.74     $10.02
-----------------------------------------------------------   ------     ------     -------
TOTAL RETURN (B)                                               42.90%     (1.84%)     0.60%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                      1.28%      1.36%      1.32%*
-----------------------------------------------------------
  Net investment income                                         0.90%      0.74%      0.62%*
-----------------------------------------------------------
  Expense waiver/reimbursement (c)                              0.30%      0.28%      0.30%*
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $43,708    $30,282    $31,159
-----------------------------------------------------------
  Portfolio Turnover                                              45%       127%        54%
-----------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


ARROW FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                    VALUE
----------         -------------------------------------------------------------------   -----------
CORPORATE BONDS--37.0%
--------------------------------------------------------------------------------------
                   AEROSPACE/DEFENSE--1.7%
                   -------------------------------------------------------------------
$  500,000         Rockwell International Corp., 6.75%, 9/15/2002                        $   507,030
                   -------------------------------------------------------------------   -----------
                   BANKING--3.3%
                   -------------------------------------------------------------------
   500,000         BankAmerica Corp., 7.50%, 10/15/2002                                      520,795
                   -------------------------------------------------------------------
   500,000         NationsBank Corp., 6.875%, 2/15/2005                                      497,815
                   -------------------------------------------------------------------   -----------
                   Total                                                                   1,018,610
                   -------------------------------------------------------------------   -----------
                   CONSUMER PRODUCTS--5.1%
                   -------------------------------------------------------------------
 1,000,000         Kimberly Clark Corp., 7.875%, 2/1/2023                                  1,051,180
                   -------------------------------------------------------------------
   500,000         Philip Morris Cos., Inc., 7.125%, 12/1/1999                               509,420
                   -------------------------------------------------------------------   -----------
                   Total                                                                   1,560,600
                   -------------------------------------------------------------------   -----------
                   FINANCE--4.9%
                   -------------------------------------------------------------------
   500,000         MBNA Corp., 6.875%, 10/1/1999                                             504,075
                   -------------------------------------------------------------------
 1,000,000         Merrill Lynch & Co., Inc., 7.00%, 4/27/2008                               994,610
                   -------------------------------------------------------------------   -----------
                   Total                                                                   1,498,685
                   -------------------------------------------------------------------   -----------
                   MULTI-LINE COMPANIES--3.4%
                   -------------------------------------------------------------------
 1,000,000         Hanson PLC, 7.375%, 1/15/2003                                           1,038,060
                   -------------------------------------------------------------------   -----------
                   OIL & GAS--3.3%
                   -------------------------------------------------------------------
 1,000,000         Phillips Petroleum Co., 7.92%, 4/15/2023                                1,025,380
                   -------------------------------------------------------------------   -----------
                   RETAIL & APPAREL--3.1%
                   -------------------------------------------------------------------
 1,000,000         Limited, Inc., 7.50%, 3/15/2023                                           947,320
                   -------------------------------------------------------------------   -----------
                   UTILITIES--12.2%
                   -------------------------------------------------------------------
   701,000         Arkansas Electric Coop Corp., 7.33%, 6/30/2008                            729,664
                   -------------------------------------------------------------------
 1,000,000         Central LA Electric Co., Inc., 6.95%, 6/21/2006                         1,009,490
                   -------------------------------------------------------------------
 1,000,000         Duke Power Co., 7.375%, 3/1/2023                                          980,640
                   -------------------------------------------------------------------
   500,000         Midwest Power Systems, Inc., 7.00%, 2/15/2005                             507,545
                   -------------------------------------------------------------------



ARROW FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                    VALUE
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   -------------------------------------------------------------------
$  500,000         United Telephone Co. of Florida, 7.25%, 12/15/2004                    $   519,545
                   -------------------------------------------------------------------   -----------
                   Total                                                                   3,746,884
                   -------------------------------------------------------------------   -----------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST, $11,097,950)                   11,342,569
                   -------------------------------------------------------------------   -----------
GOVERNMENT BONDS--50.9%
--------------------------------------------------------------------------------------
                   FOREIGN MUNICIPAL--1.7%
                   -------------------------------------------------------------------
   500,000         Ontario Province, Canada, 7.375%, 1/27/2003                               522,595
                   -------------------------------------------------------------------   -----------
                   GOVERNMENT AGENCIES--13.2%
                   -------------------------------------------------------------------
   500,000         Federal Home Loan Bank, 6.32%, 2/1/2000                                   502,505
                   -------------------------------------------------------------------
   500,000         Federal Home Loan Mortgage Corp., 7.23%, 12/17/2002                       505,260
                   -------------------------------------------------------------------
 1,000,000         Federal Home Loan Mortgage Corp., 7.375%, 6/02/2000                     1,002,750
                   -------------------------------------------------------------------
 1,000,000         Federal National Mortgage Association, 7.55%, 6/10/2004                 1,024,430
                   -------------------------------------------------------------------
 1,000,000         Federal National Mortgage Association, 7.65%, 4/29/2004                 1,012,760
                   -------------------------------------------------------------------   -----------
                   Total                                                                   4,047,705
                   -------------------------------------------------------------------   -----------
                   U.S. TREASURY SECURITIES--36.0%
                   -------------------------------------------------------------------
 3,000,000         U.S. Treasury Bond, 7.50%, 11/15/2016                                   3,293,100
                   -------------------------------------------------------------------
   500,000         U.S. Treasury Notes, 7.50%, 11/15/2001                                    535,930
                   -------------------------------------------------------------------
 1,500,000         U.S. Treasury Notes, 7.50%, 11/15/2002                                  1,614,585
                   -------------------------------------------------------------------
 1,750,000         U.S. Treasury Notes, 7.875%, 8/15/2001                                  1,903,738
                   -------------------------------------------------------------------
 2,000,000         U.S. Treasury Notes, 8.00%, 5/15/2001                                   2,182,640
                   -------------------------------------------------------------------
 1,400,000         U.S. Treasury Notes, 9.00%, 5/15/1998                                   1,504,272
                   -------------------------------------------------------------------   -----------
                   Total                                                                  11,034,265
                   -------------------------------------------------------------------   -----------
                   TOTAL GOVERNMENT BONDS (IDENTIFIED COST, $15,604,565)                  15,604,565
                   -------------------------------------------------------------------   -----------
SHORT TERM U.S. TREASURY SECURITIES--8.1%
--------------------------------------------------------------------------------------
 2,000,000         U.S. Treasury Bills, 10/19/1995                                         1,995,640
                   -------------------------------------------------------------------
   500,000         U.S. Treasury Bills, 11/30/1995                                           495,604
                   -------------------------------------------------------------------   -----------
                   TOTAL SHORT TERM U.S. TREASURY SECURITIES (AT AMORTIZED COST)           2,491,244
                   -------------------------------------------------------------------   -----------



ARROW FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                                                                                    VALUE
----------         -------------------------------------------------------------------   -----------
MUTUAL FUND SHARES--2.7%
--------------------------------------------------------------------------------------
   824,780         Goldman Sachs ILA Treasury Money Market Fund (AT NET ASSET VALUE)     $   824,780
                   -------------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST, $29,988,368)                      $30,263,158+
                   -------------------------------------------------------------------   -----------


+ The cost of investments for federal tax purposes amounts to $29,988,368. The net unrealized appreciation of investments on a federal tax basis amounts to $274,790 which is comprised of $462,416 appreciation and $187,626 depreciation at September 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($30,661,450) at September 30, 1995.

The following acronym is used within this portfolio:

PLC -- Public Limited Company


(See Notes which are an integral part of the Financial Statements)


ARROW FIXED INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $29,988,368)     $30,263,158
--------------------------------------------------------------------------------
Cash                                                                                        101
--------------------------------------------------------------------------------
Income receivable                                                                       553,077
--------------------------------------------------------------------------------
Deferred expenses                                                                         7,099
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    30,823,435
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $143,902
---------------------------------------------------------------------
Payable for shares redeemed                                                   50
---------------------------------------------------------------------
Accrued expenses                                                          18,033
---------------------------------------------------------------------   --------
     Total liabilities                                                                  161,985
--------------------------------------------------------------------------------    -----------
Net Assets for 3,046,535 shares outstanding                                         $30,661,450
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $31,164,870
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              274,790
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (778,210)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $30,661,450
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, and Redemption Proceeds Per Share:
($30,661,450 / 3,046,535 shares outstanding)                                             $10.06
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/96.50 of $10.06)*                                          $10.42
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


ARROW FIXED INCOME PORTFOLIO

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $2,270,384
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                    $184,158
-----------------------------------------------------------------------
Administrative personnel and services fee                                    50,000
-----------------------------------------------------------------------
Custodian fees                                                               23,989
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     23,269
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                     1,811
-----------------------------------------------------------------------
Auditing fees                                                                11,985
-----------------------------------------------------------------------
Legal fees                                                                    3,295
-----------------------------------------------------------------------
Portfolio accounting fees                                                    50,213
-----------------------------------------------------------------------
Share registration costs                                                     18,905
-----------------------------------------------------------------------
Printing and postage                                                          3,095
-----------------------------------------------------------------------
Insurance premiums                                                            4,513
-----------------------------------------------------------------------
Distribution services fee                                                    76,734
-----------------------------------------------------------------------
Miscellaneous                                                                 3,407
-----------------------------------------------------------------------    --------
     Total expenses                                                         455,374
-----------------------------------------------------------------------
Waivers and reimbursements --
-----------------------------------------------------------------------
  Waiver of investment advisory fee                            $ (3,366)
------------------------------------------------------------
  Waiver of distribution services fee                           (76,734)
------------------------------------------------------------   --------
     Total waivers and reimbursements                                       (80,100)
-----------------------------------------------------------------------    --------
     Net expenses                                                                         375,274
-----------------------------------------------------------------------------------    ----------
          Net investment income                                                         1,895,110
-----------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------
Net realized loss on investments                                                         (595,593)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                     2,957,493
-----------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    2,361,900
-----------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                               $4,257,010
-----------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


ARROW FIXED INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          YEAR ENDED            YEAR ENDED
                                                      SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
                                                      ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------
OPERATIONS--
---------------------------------------------------
Net investment income                                    $  1,895,110          $  2,230,983
---------------------------------------------------
Net realized gain (loss) on investments ($227,158
net loss and $24 net loss, respectively, as
  computed
for federal tax purposes)                                    (595,593)             (182,642)
---------------------------------------------------
Net change in unrealized appreciation
  (depreciation)
of investments                                              2,957,493            (5,169,128)
---------------------------------------------------   ----------------      ----------------
     Change in net assets resulting from operations         4,257,010            (3,120,787)
---------------------------------------------------   ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------
Distributions from net investment income                   (1,895,110)           (2,236,633)
---------------------------------------------------
Distributions from net realized gains                              --              (120,201)
---------------------------------------------------   ----------------      ----------------
     Change in net assets resulting from
     distributions
     to shareholders                                       (1,895,110)           (2,356,834)
---------------------------------------------------   ----------------      ----------------
SHARE TRANSACTIONS--
---------------------------------------------------
Proceeds from sale of shares                                6,044,571             9,523,204
---------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                              31,130                35,927
---------------------------------------------------
Cost of shares redeemed                                   (10,519,098)          (14,053,826)
---------------------------------------------------   ----------------      ----------------
     Change in net assets resulting from share
     transactions                                          (4,443,397)           (4,494,695)
---------------------------------------------------   ----------------      ----------------
     Change in net assets                                  (2,081,497)           (9,972,316)
---------------------------------------------------
NET ASSETS:
---------------------------------------------------
Beginning of period                                        32,742,947            42,715,263
---------------------------------------------------   ----------------      ----------------
End of period                                            $ 30,661,450          $ 32,742,947
---------------------------------------------------   ----------------      ----------------


(See Notes which are an integral part of the Financial Statements)


ARROW FIXED INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR ENDED SEPTEMBER 30,
                                                              -----------------------------
                                                               1995       1994      1993(A)
                                                              ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.31     $10.75     $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                         0.59       0.59       0.44
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        0.75      (1.41)      0.75
                                                               -----      -----       ----
-----------------------------------------------------------
  Total from investment operations                              1.34      (0.82)      1.19
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Distributions from net investment income                     (0.59)     (0.59)     (0.44)
-----------------------------------------------------------
  Distributions from net realized gain on investment
     transactions                                                 --      (0.03)        --
                                                               -----      -----      -----
-----------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.59)     (0.62)     (0.44)
                                                                                     -----
-----------------------------------------------------------   ------     ------
NET ASSET VALUE, END OF PERIOD                                $10.06     $ 9.31     $10.75
                                                               -----     ------     ------
-----------------------------------------------------------
TOTAL RETURN (B)                                               14.89%     (7.85%)    12.09%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                      1.22%      1.15%      1.05%*
-----------------------------------------------------------
  Net investment income                                         6.17%      5.86%      5.71%*
-----------------------------------------------------------
  Expense waiver/reimbursement (c)                              0.26%      0.26%      0.27%*
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $30,661    $32,743    $42,715
-----------------------------------------------------------
  Portfolio Turnover                                              33%        28%        28%
-----------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to
    September 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


ARROW MUNICIPAL INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                           CREDIT
                                                                          RATINGS:
 PRINCIPAL                                                                MOODY'S
  AMOUNT                                                                  OR S&P*         VALUE
-----------   -------------------------------------------------------   ------------   -----------
LONG-TERM MUNICIPAL SECURITIES--95.7%
---------------------------------------------------------------------
              CALIFORNIA--4.2%
              -------------------------------------------------------
$   700,000   Long Beach, CA, Harbor Revenue Bonds, 7.25%,
              (Series A)/(Subject to AMT), 5/15/2019                         Aa        $   747,348
              -------------------------------------------------------                  -----------
              FLORIDA--3.0%
              -------------------------------------------------------
    500,000   Florida State Board of Education Capital Outlay,
              6.625%, (Series C), 6/1/2014                                   AA            535,360
              -------------------------------------------------------                  -----------
              GEORGIA--3.1%
              -------------------------------------------------------
    500,000   Appling County, GA, Development Authority, 7.00%,
              Pollution Control Revenue Bonds, (Oglethorpe Power
              Corp. Hatch Project)/(MBIA Insured), 1/1/2012                 AAA            550,965
              -------------------------------------------------------                  -----------
              ILLINOIS--14.4%
              -------------------------------------------------------
    480,000   Illinois Health Facility Authority, 6.75%, Revenue
              Refunding Bonds (Rush-Presbyterian-St. Luke's Medical
              Center), 10/1/2006                                             A+            479,942
              -------------------------------------------------------
    500,000   Illinois Housing Development Authority, 6.40%,
              Revenue Bonds, 8/1/2017                                        Aa            505,320
              -------------------------------------------------------
    100,000   Illinois State, 6.60%, 12/1/2006                               Aa            105,241
              -------------------------------------------------------
    400,000   Schaumburg, IL, 6.05%, GO UT Refunding Bonds, 12/1/2007       AA+            419,860
              -------------------------------------------------------
    500,000   Springfield, IL, 6.50%, Water Revenue Bonds, 3/1/2015          AA            515,350
              -------------------------------------------------------
    485,000   Waukegan, IL, 6.80%, 12/30/2007                                A1            527,976
              -------------------------------------------------------                  -----------
              Total                                                                      2,553,689
              -------------------------------------------------------                  -----------
              IOWA--9.6%
              -------------------------------------------------------
    500,000   Cedar Rapids, IA, 5.65%, GO UT Bonds (Series B),
              6/1/2005                                                      Aaa            518,335
              -------------------------------------------------------
    500,000   Iowa Student Loan Liquidity Corporation, 6.75%, Student
              Loan Revenue Bonds (Series B)/(Subject to AMT),
              3/1/2004                                                      Aa1            535,390
              -------------------------------------------------------



ARROW MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                           CREDIT
                                                                          RATINGS:
 PRINCIPAL                                                                MOODY'S
  AMOUNT                                                                  OR S&P*         VALUE
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
              IOWA--CONTINUED
              -------------------------------------------------------
$   650,000   Ottumwa, IA, Community School District, 5.60%, GO UT
              Bonds, (CGIC Insured), 6/1/2010                               AAA        $   653,933
              -------------------------------------------------------                  -----------
              Total                                                                      1,707,658
              -------------------------------------------------------                  -----------
              KANSAS--4.7%
              -------------------------------------------------------
    400,000   Johnson County, KS, 5.70%, GO UT School District No.
              512 Shawnee Mission, 10/1/2007                                AA+            416,860
              -------------------------------------------------------
    400,000   Kansas City, KS, 5.50%, GO UT Bonds,
              (Series A)/(MBIA Insured), 9/1/2008                           AAA            407,636
              -------------------------------------------------------                  -----------
              Total                                                                        824,496
              -------------------------------------------------------                  -----------
              MASSACHUSETTS--2.9%
              -------------------------------------------------------
    500,000   Massachusetts State, 6.00%, (Series A), 6/1/2011               A+            507,615
              -------------------------------------------------------                  -----------
              MINNESOTA--5.9%
              -------------------------------------------------------
  1,000,000   Western Minnesota Municipal Power Agency, 7.00%,
              (Series A), 1/1/2013                                           A           1,048,870
              -------------------------------------------------------                  -----------
              MISSISSIPPI--3.0%
              -------------------------------------------------------
    500,000   Mississippi Higher Education Student Loan Revenue
              Bonds, 7.50%, (Series C)/(Subject to AMT), 9/1/2009            A             536,210
              -------------------------------------------------------                  -----------
              MISSOURI--19.5%
              -------------------------------------------------------
    250,000   Missouri State Housing Development Commission, 5.85%,
              FHA--VA Revenue Bonds, (GNMA Collateralized)/ (Subject
              to AMT), 9/1/2009                                             AAA            247,873
              -------------------------------------------------------
    170,000   Missouri State Housing Development Commission, 6.00%,
              SFM Revenue Bonds (Series A)/(GNMA Collateralized)/
              (Subject to AMT), 6/1/2015                                    AAA            171,124
              -------------------------------------------------------
    740,000   Missouri State Housing Development Commission, 6.625%,
              SFM Revenue Bonds (Series A)/(GNMA Collateralized)/
              (Subject to AMT), 12/1/2017                                   AAA            760,269
              -------------------------------------------------------



ARROW MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                           CREDIT
                                                                          RATINGS:
 PRINCIPAL                                                                MOODY'S
  AMOUNT                                                                  OR S&P*         VALUE
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
              MISSOURI--CONTINUED
              -------------------------------------------------------
$   375,000   Missouri State, 7.00%, HEFA Revenue Bonds (St.
              Anthony's Medical Center)/(Series D), 12/1/2009                Aa        $   401,220
              -------------------------------------------------------
    300,000   Missouri State, 6.50%, HEFA Revenue Bonds (Saint Louis
              University)/(AMBAC Insured), 8/1/2016                         AAA            318,867
              -------------------------------------------------------
    250,000   Missouri State, 6.875%, HEFA Revenue Bonds (St. Luke's
              Episcopal-Presbyterian Hospital)/(FGIC Insured),
              12/1/2007                                                     AAA            263,353
              -------------------------------------------------------
  1,000,000   Missouri State, Third State Building, 6.30%, GO UT
              Bonds (Series B), 11/1/2012                                   AAA          1,051,400
              -------------------------------------------------------
    250,000   St. Louis, MO, Municipal Finance Corp., 5.75%,
              Revenue Bonds, (FGIC Insured), 8/1/2013                       AAA            251,177
              -------------------------------------------------------                  -----------
              Total                                                                      3,465,283
              -------------------------------------------------------                  -----------
              TEXAS--12.0%
              -------------------------------------------------------
    500,000   North Texas State Higher Education Student Loan Revenue
              Bonds, 6.30%, (Series D)/(Subject to AMT), 4/1/2010            A             509,295
              -------------------------------------------------------
    500,000   Texas State, 6.60%, Veterans Housing Assistance,
              (Series A)/(Subject to AMT), 12/1/2016                         AA            514,265
              -------------------------------------------------------
  1,000,000   Texas State, 7.00%, GO UT Water Development,
              (Series A), 8/1/2011                                           AA          1,096,610
              -------------------------------------------------------                  -----------
              Total                                                                      2,120,170
              -------------------------------------------------------                  -----------
              VIRGINIA--3.3%
              -------------------------------------------------------
    550,000   Virginia State, 6.55%, Housing Development Authority
              (Series B), 1/1/2011                                          AA+            577,379
              -------------------------------------------------------                  -----------
              WASHINGTON--5.8%
              -------------------------------------------------------
    725,000   King City, WA, School District #415 Kent, 6.00%, GO UT
              Bonds (Series B), 12/1/2008                                   AA-            763,461
              -------------------------------------------------------
    245,000   Washington State, 6.00%, Refunding Bonds
              (Series R-92C), 9/1/2004                                       AA            262,772
              -------------------------------------------------------                  -----------
              Total                                                                      1,026,233
              -------------------------------------------------------                  -----------



ARROW MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                           CREDIT
 PRINCIPAL                                                                RATINGS:
  AMOUNT                                                                  MOODY'S
 OR SHARES                                                                OR S&P*         VALUE
-----------   -------------------------------------------------------   ------------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
---------------------------------------------------------------------
              WISCONSIN--4.3%
              -------------------------------------------------------
$   500,000   Alma, WI, 6.125%, Pollution Control Revenue Bonds,
              (Dairyland Power Co-op), 3/1/2008                             AA-        $   502,150
              -------------------------------------------------------
    255,000   Madison, WI, 6.75%, IDR (Madison Gas & Electric Co.)/
              (Subject to AMT), 4/1/2027                                     AA            267,594
              -------------------------------------------------------                  -----------
              Total                                                                        769,744
              -------------------------------------------------------                  -----------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
              (IDENTIFIED COST, $16,610,239)                                            16,971,020
              -------------------------------------------------------                  -----------
MUTUAL FUND SHARES--3.1%
---------------------------------------------------------------------
    543,353   Goldman Sachs ILA Tax Exempt (AT NET ASSET VALUE)                            543,353
              -------------------------------------------------------                  -----------
              TOTAL INVESTMENTS (IDENTIFIED COST, $17,153,592)                         $17,514,373+
              -------------------------------------------------------                  -----------


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

+ The cost of investments for federal income tax purposes amounts to $17,153,592. The net unrealized appreciation of investments on a federal tax basis amounts to $360,781 which is comprised of $390,831 appreciation and $30,050 depreciation at September 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($17,736,485) at September 30, 1995.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance
         Corporation
AMT   -- Alternative Minimum Tax
CGIC  -- Capital Guaranty Insurance
         Corporation
FGIC  -- Financial Guaranty Insurance
         Company
FHA   -- Federal Housing Administration
GNMA  -- Government National Mortgage
         Association
GO    -- General Obligation
HEFA  -- Health and Education Facilities
         Authority
IDR   -- Industrial Development Revenue
MBIA  -- Municipal Bond Investors
         Assurance
SFM   -- Single Family Mortgage
UT    -- Unlimited Tax
VA    -- Veterans Administration


(See Notes which are an integral part of the Financial Statements)


ARROW MUNICIPAL INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $17,153,592)     $17,514,373
--------------------------------------------------------------------------------
Cash                                                                                      7,078
--------------------------------------------------------------------------------
Income receivable                                                                       293,654
--------------------------------------------------------------------------------
Deferred expenses                                                                         4,564
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    17,819,669
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                              $75,369
----------------------------------------------------------------------
Accrued expenses                                                           7,815
----------------------------------------------------------------------   -------
     Total liabilities                                                                   83,184
--------------------------------------------------------------------------------    -----------
Net Assets for 1,735,819 shares outstanding                                         $17,736,485
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $17,807,496
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              360,781
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (431,792)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $17,736,485
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, and Redemption Proceeds Per Share:
($17,736,485 / 1,735,819 shares outstanding)                                             $10.22
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/96.50 of $10.22)*                                          $10.59
--------------------------------------------------------------------------------    -----------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


ARROW MUNICIPAL INCOME PORTFOLIO

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $1,101,755
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                    $133,160
-----------------------------------------------------------------------
Administrative personnel and services fee                                    50,000
-----------------------------------------------------------------------
Custodian fees                                                                4,756
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     27,372
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                     1,470
-----------------------------------------------------------------------
Auditing fees                                                                12,700
-----------------------------------------------------------------------
Legal fees                                                                    1,905
-----------------------------------------------------------------------
Portfolio accounting fees                                                    56,524
-----------------------------------------------------------------------
Share registration costs                                                     16,638
-----------------------------------------------------------------------
Printing and postage                                                          5,695
-----------------------------------------------------------------------
Insurance premiums                                                            1,762
-----------------------------------------------------------------------
Distribution services fee                                                    47,558
-----------------------------------------------------------------------
Miscellaneous                                                                 1,075
-----------------------------------------------------------------------    --------
     Total expenses                                                         360,615
-----------------------------------------------------------------------
Waivers and reimbursements--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                           $(105,456)
-----------------------------------------------------------
  Waiver of distribution services fee                           (47,558)
-----------------------------------------------------------   ---------
     Total waivers and reimbursements                                      (153,014)
-----------------------------------------------------------------------    --------
     Net expenses                                                                         207,601
-----------------------------------------------------------------------------------    ----------
          Net investment income                                                           894,154
-----------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------
Net realized loss on investments                                                         (410,829)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                       943,061
-----------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                      532,232
-----------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                               $1,426,386
-----------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


ARROW MUNICIPAL INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          YEAR ENDED             YEAR ENDED
                                                      SEPTEMBER 30, 1995     SEPTEMBER 30, 1994
                                                      -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------
OPERATIONS--
---------------------------------------------------
Net investment income                                     $   894,154            $ 1,138,963
---------------------------------------------------
Net realized gain (loss) on investments ($76,653
net loss and $0 net loss, respectively, as computed
  for federal tax purposes)                                  (410,829)               (21,051)
---------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments                               943,061             (1,714,717)
---------------------------------------------------   ----------------       ----------------
     Change in net assets resulting from operations         1,426,386               (596,805)
---------------------------------------------------   ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------
Distributions from net investment income                     (894,154)            (1,138,966)
---------------------------------------------------
Distributions from net realized gains                              --                (41,571)
---------------------------------------------------   ----------------       ----------------
     Change in net assets resulting from
     distributions to shareholders                           (894,154)            (1,180,537)
---------------------------------------------------   ----------------       ----------------
SHARE TRANSACTIONS--
---------------------------------------------------
Proceeds from sale of shares                                  961,834              5,242,876
---------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                              24,481                 32,772
---------------------------------------------------
Cost of shares redeemed                                    (6,968,741)            (4,398,602)
---------------------------------------------------   ----------------       ----------------
     Change in net assets resulting from share
     transactions                                          (5,982,426)               877,046
---------------------------------------------------   ----------------       ----------------
          Change in net assets                             (5,450,194)              (900,296)
---------------------------------------------------
NET ASSETS:
---------------------------------------------------
Beginning of period                                        23,186,679             24,086,975
---------------------------------------------------   ----------------       ----------------
End of period                                             $17,736,485            $23,186,679
---------------------------------------------------   ----------------       ----------------


(See Notes which are an integral part of the Financial Statements)


ARROW MUNICIPAL INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED SEPTEMBER 30,
                                                            -------------------------------
                                                             1995        1994       1993(A)
                                                            -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 9.87      $10.61     $10.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                        0.46        0.47       0.32
--------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       0.35       (0.72)      0.61
--------------------------------------------------------     ------      ------     -------
  Total from investment operations                             0.81       (0.25)      0.93
--------------------------------------------------------     ------      ------     -------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                    (0.46)      (0.47)     (0.32)
--------------------------------------------------------
  Distributions from net realized gain on investment
  transactions                                                   --       (0.02)        --
--------------------------------------------------------     ------      ------     -------
  TOTAL DISTRIBUTIONS                                         (0.46)      (0.49)     (0.32)
--------------------------------------------------------     ------      ------     -------
NET ASSET VALUE, END OF PERIOD                               $10.22      $ 9.87     $10.61
--------------------------------------------------------     ------      ------     -------
TOTAL RETURN (B)                                               8.46%      (2.41%)     9.43%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                     1.09%       0.85%      0.72%*
--------------------------------------------------------
  Net investment income                                        4.70%       4.62%      4.71%*
--------------------------------------------------------
  Expense waiver/reimbursement (c)                             0.80%       0.81%      0.85%*
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                   $17,736     $23,187     $24,087
--------------------------------------------------------
  Portfolio Turnover                                             38%         27%        14%
--------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from February 1, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



ARROW EQUITY AND INCOME FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Arrow Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four, diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"):

                               PORTFOLIO NAME
----------------------------------------------------------------------------
Arrow Equity Portfolio ("Equity Fund")
Arrow Fixed Income Portfolio ("Fixed Income Fund")
Arrow Government Money Market Portfolio ("Government Money Market Fund")
Arrow Municipal Income Portfolio ("Municipal Income Fund")


The financial statements included herein are only those of Equity Fund, Fixed Income Fund, and Municipal Income Fund. The financial statements of Government Money Market Fund are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all their income. Accordingly, no provision for federal tax is necessary.

     At September 30, 1995, Equity Fund, Fixed Income Fund, and Municipal Income Fund had capital loss carryforwards of $705,494, $227,182, and $76,653, respectively for federal tax purposes, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to


ARROW EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

     shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

                          CAPITAL LOSS     CAPITAL LOSS
                          CARRYFORWARD     CARRYFORWARD
                          TO EXPIRE IN     TO EXPIRE IN
         FUND                 2002             2003
----------------------    ------------     ------------
Equity Fund                 $ 41,210         $664,284
Fixed Income Fund                 24          227,158
Municipal Income Fund             --           76,653


     Additionally, net capital losses on Fixed Income Fund, and Municipal Income Fund of $551,053, and $355,227, attributable to security transactions incurred after October 31, 1994, are treated as arising on October 1, 1995, the first day of each Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                                    MUNICIPAL
                                           EQUITY FUND               FIXED INCOME FUND             INCOME FUND
                                    -------------------------    -------------------------    ---------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                    -------------------------------------------------------------------------------
                                       1995          1994           1995          1994          1995        1994
                                    -----------   -----------    -----------   -----------    ---------   ---------
Shares sold                           1,078,775     1,054,265        625,388       941,051       95,393     504,010
------------------------------------
Shares issued to shareholders in
payment of distributions declared         1,543         1,757          3,225         3,602        2,464       3,205
------------------------------------
Shares redeemed                      (1,023,386)   (1,056,371)    (1,100,149)   (1,400,669)    (712,089)   (428,373)
------------------------------------
                                       --------    ----------       --------    ----------     --------    --------
Net change resulting from share
transactions                             56,932          (349)      (471,536)     (456,016)    (614,232)     78,842
------------------------------------
                                       --------    ----------       --------    ----------     --------    --------



ARROW EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Mark Twain Bank, the Funds' investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

                            Equity Fund                     0.75%
                            Fixed Income Fund               0.60%
                            Municipal Income Fund           0.70%


The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of each Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that each Fund may incur distribution expenses up to 0.25 of 1% of its average daily net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains each Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Mark Twain Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.


ARROW EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

ORGANIZATIONAL EXPENSES--Organizational expenses for the Funds were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following November 24, 1992 (the date the Trust became effective). For the year ended September 30, 1995, each Fund paid the following amounts to FAS pursuant to this agreement:

                                                                   AMOUNTS REIMBURSED
                                                   EXPENSES OF         TO FAS FOR
                                                   ORGANIZING        THE YEAR ENDED
                                                    THE FUND       SEPTEMBER 30, 1995
-----------------------------------------------    -----------     ------------------
Equity Fund                                          $17,560             $2,976
-----------------------------------------------
Fixed Income Fund                                     17,401              2,869
-----------------------------------------------
Municipal Income Fund                                 16,729              2,733
-----------------------------------------------


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended September 30, 1995, were as follows:

                                                                     PURCHASES         SALES
-----------------------------------------------------------------   -----------     -----------
Equity Fund                                                         $14,687,908     $14,050,068
-----------------------------------------------------------------
Fixed Income Fund                                                     9,802,856      15,055,805
-----------------------------------------------------------------
Municipal Income Fund                                                 7,018,489      13,209,297
-----------------------------------------------------------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
ARROW FUNDS:

We have audited the statements of assets and liabilities, including the portfolios of investments, for the Arrow Fund portfolios, listed below, as of September 30, 1995, and the related statements of operations, changes in net assets, and the financial highlights for each of the years or periods listed below:

     - Arrow Equity Portfolio--statement of operations for the year ended September 30, 1995, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods from January 4, 1993 (commencement of operations) to September 30, 1995.

     - Arrow Fixed Income Portfolio--statement of operations for the year ended September 30, 1995, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods from January 4, 1993 (commencement of operations) to September 30, 1995.

     - Arrow Municipal Income Portfolio--statement of operations for the year ended September 30, 1995, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods from February 1, 1993 (commencement of operations) to September 30, 1995.
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Arrow Equity Portfolio, Arrow Fixed Income Portfolio, and Arrow Municipal Income Portfolio as of September 30, 1995, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.

                                                           KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
November 10, 1995

TRUSTEES                                 OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.                  John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                          Charles L. Davis, Jr.
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                        Richard B. Fisher
                                         Vice President
                                         David M. Taylor
                                         Assistant Treasurer
                                         Gail Cagney
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Mark Twain Bank acts as investment adviser for the funds. Mark Twain Brokerage Services, Inc. is a wholly owned subsidiary of Mark Twain Bank. Possible conflicts of interest could arise between potential investors in the Funds due to the affiliation of Mark Twain Bank and Mark Twain Brokerage Services, Inc. and/or their existing clients.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning


                                    APPENDIX

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. Arrow Equity Portfolio (the "Fund") is represented by a solid line. Standard & Poor's Daily Stock Price Index of 500 Common Stocks ("S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of the change in value of a hypothetical $10,000 investment in the Fund and in the S&P
500. The "x" axis reflects the cost of the investment. The "y" axis reflects annual computation periods from the Funds start of performance 1/3/93, through 9/30/95. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500; the ending values are $13,618 and $14,470, respectively. There is also a legend appearing below the graphic presentation which indicates the Average Annual Total Return for the period ended September 30, 1995, beginning with the inception date of the Fund (1/3/93) and the one-year period; the Average Annual Total Returns were 11.94%, and 37.95%, respectively.

A2. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. Arrow Fixed Income Portfolio (the "Fund") is represented by a solid line. Lehman Brothers Government/Corporate Total Index ("LBGCTI") is indicated by a broken line. The line graph is a visual representation of a comparison of the change in value of a hypothetical $10,000 investment in the Fund and in the LBGCTI.
The "x" axis reflects the cost of the investment. The "y" axis reflects annual computation periods from the Funds start of performance 1/3/93, through 9/30/95. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBGCTI; the ending values are $11,451 and $12,209, respectively. There is also a legend appearing below the graphic presentation which indicates the Average Annual Total Return for the period ended September 30, 1995, beginning with the inception date of the Fund (1/3/93), and the one-year period; the Average Annual Total Returns were 5.08%, and 10.84%, respectively.

A3. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. Arrow Municipal Income Portfolio (the "Fund") is represented by a solid line. Lehman Brothers State General Obligation Bond Index ("LBSGOBI") is indicated by a broken line. The line graph is a visual representation of a comparison of the change in value of a hypothetical $10,000 investment in the Fund and in the LBSGOBI. The "x" axis reflects the cost of the investment. The "y" axis reflects annual computation periods from the Funds start of performance 1/31/93, through 9/30/95. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBSGOBI; the ending values are $11,177 and $12,584, respectively. There is also a legend appearing below the graphic presentation which indicates the Average Annual Total Return for the period ended September 30, 1995, beginning with the inception date of the Fund (1/31/93), and the one-year period; the Average Annual Total Returns were